Supplement to the

Fidelity® Variable Insurance Products

International Capital Appreciation Portfolio and Overseas Portfolio

Funds of Variable Insurance Products Fund and Variable Insurance Products Fund IV

Investor Class R

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2007

The following information replaces similar information found in the "Fund Holdings Information" section on page 48.

Each fund will provide a full list of holdings monthly on www.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented as an aggregate position monthly and included in a list of full holdings 60 days after its fiscal quarter end).

VIPINVRB-07-02 June 29, 2007
1.825916.102

Supplement To The

Fidelity® Variable Insurance Products
International Capital Appreciation Portfolio And Overseas Portfolio
Funds of Variable Insurance Products Fund and Variable Insurance Products Fund IV
Initial Class R

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2007

The following information replaces similar information found in the "Fund Holdings Information" section on page 44.

Each fund will provide a full list of holdings monthly on www.advisor.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented as an aggregate position monthly and included in a list of full holdings 60 days after its fiscal quarter end).

VCAR/VORB-07-02 June 29, 2007
1.842758.101

Supplement to the

Fidelity® Variable Insurance Products

Contrafund® Portfolio, Equity-Income Portfolio, Growth Portfolio,
High Income Portfolio, International Capital Appreciation Portfolio, and Overseas Portfolio

Funds of Variable Insurance Products Fund, Variable Insurance Products Fund II, and
Variable Insurance Products Fund IV

Initial Class R, Service Class R, and Service Class 2 R

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2007

The following information replaces similar information found in the "Fund Holdings Information" section on page 58.

Each fund will provide a full list of holdings monthly on www.advisor.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented as an aggregate position monthly and included in a list of full holdings 60 days after its fiscal quarter end).

VIPIS2RB-07-03 June 29, 2007
1.782248.108